SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	9 Months Ended
Sep. 30, 2023
Statement of cash flows [abstract]
Schedule of Depreciation and Amortization
The depreciation and amortization is detailed as follows:

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$
Depreciation – property, plant and equipment	2,901,945	1,419,804	6,894,309	3,443,727
Depreciation – right-of-use assets	2,392,623	859,812	5,678,477	2,573,150
Amortization – intangible assets	1,945,520	766,872	5,142,318	1,752,037
	7,240,088	3,046,488	17,715,104	7,768,914

Schedule of Change In Non-cash Working Capital Items
The net change in non-cash working capital is detailed as follows:

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$
Inventories	(29,483,874)	(22,038,951)	(67,694,338)	(60,021,809)
Accounts receivable	(19,533,183)	(20,457,958)	(37,485,745)	(14,738,291)
Prepaid expenses	3,315,968	1,277,901	3,147,863	84,614
Trade and other payables (1)	6,027,042	22,122,693	21,432,260	32,258,280
Deferred revenue and other deferred liabilities	7,994,775	691,310	32,759,025	697,530
	(31,679,272)	(18,405,005)	(47,840,935)	(41,719,676)
(1)For the three months ended September 30, 2023, the net change in trade and other payables excludes trade and other payables as at September 30, 2023 related to the following non-cash working capital items: $474,790 related to the additions of intangible assets and $7,928,670 related to the acquisition of property, plant and equipment and includes trade and other payables as at June 30, 2023 related to the additions of intangible assets of $630,775 and related to the acquisition of property, plant and equipment of $13,541,507.
For the nine months ended September 30, 2023 the net change in trade and other payables excludes trade and other payables as at September 30, 2023 related to the following non-cash working capital items: $474,790 related to the additions of intangible assets and $7,928,670 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.
For the three months ended September 30, 2022, the net change in trade and other payables excludes trade and other payables as at September 30, 2022 related to the following non-cash working capital items: $878,554 related to the acquisition of intangible assets and $15,946,498 related to the acquisition of property, plant and equipment as at September 30, 2022, and includes trade and other payables as at June 30, 2022 related to the acquisition of intangible assets of $1,420,738 and related to the acquisition of property, plant and equipment of $19,205,285.
For the nine months ended September 30, 2022, the net change in trade and other payables excludes trade and other payables as at September 30, 2022 related to the following non-cash working capital items: $878,554 related to the acquisition of intangible assets and $15,946,498 related to the acquisition of property, plant and equipment as at September 30, 2022, and includes trade and other payables as at December 31, 2021 related to the acquisition of intangible assets of $554,310 and related to the acquisition of property, plant and equipment of $8,797,575.